SEMPRA ENERGY - SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE - COMMON STOCK ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Common stock, shares authorized	750,000,000	750,000,000
Common stock par value (in dollars per share)	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares outstanding, January 1	248,298,080	246,330,884	244,461,327
Restricted stock units vesting	1,363,555	1,499,062	989,027
Stock options exercised	167,742	227,815	699,783
Savings plan issuance	653,607	652,631	398,042
Common stock investment plan	266,056	249,665	205,203
Shares repurchased	596,526	661,977	422,498
Common shares outstanding, December 31	250,152,514	248,298,080	246,330,884